SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 11,770	$ 16,475
Operating Loss	(3,749)	(8,173)
Goodwill	7,026	7,026
Total Property and Equipment, net	1,371	894
Cyber Security [Member]
Revenues	2,203	2,886
Operating Loss	581	(443)
Goodwill	1,075	1,075
Total Property and Equipment, net	109	109
IoT [Member]
Revenues	7,656	11,664
Operating Loss	(1,373)	(3,743)
Goodwill	2,229	2,229
Total Property and Equipment, net	1,016	539
e-Gov [Member]
Revenues	1,911	1,925
Operating Loss	(2,957)	(3,987)
Goodwill	3,722	3,722
Total Property and Equipment, net	$ 246	$ 246